Reinsurance	12 Months Ended
Dec. 31, 2025
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Reinsurance
Schedule IV - Reinsurance
For the year ended December 31

Amounts in EUR millions	2025	2024	2023

Life insurance in force:

Gross amount	793,260	874,615	813,550

Ceded to other companies	(282,774)	(351,356)	(366,577)

Assumed from other companies	196,862	258,407	273,421

Net amount	707,347	781,666	720,394

% of amount assumed to net	28%	33%	38%

Insurance revenue & insurance service expenses - Life	(418)	(440)	(121)

Insurance revenue & insurance service expenses - Non life	93	491	281

Total insurance revenue & insurance service expenses	(326)	51	160

Net income / (expenses) on reinsurance held - Life	816	368	221

Net income / (expenses) on reinsurance held - Non life	21	(43)	(39)

Total net income / (expenses) on reinsurance held	836	325	182